Offerings - Offering: 1	Sep. 09, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Limited Liability Company Interests
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for purposes of determining the registration fee. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.